Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 172,894	$ 128,188	$ 66,479	$ 167,503	$ 168,556	$ 126,859	$ 22,986
Other comprehensive income (loss):
Shipboard Retirement Plan	117	98	351	294	(1,330)	(2,615)	349
Cash flow hedges:
Net unrealized gain (loss)	16,798	40,860	(12,619)	15,110	19,907	15,198	4,726
Amount realized and reclassified into earnings	(1,539)	(2,707)	(3,623)	(19,309)	(16,402)	(36,686)	(3,065)
Total other comprehensive income (loss)	15,376	38,251	(15,891)	(3,905)	2,175	(24,103)	2,010
Total comprehensive income	188,270	166,439	50,588	163,598	170,731	102,756	24,996
Comprehensive income attributable to non-controlling interest	2,233		445
Total comprehensive income attributable to Norwegian Cruise Line Holdings Ltd.	$ 186,037	$ 166,439	$ 50,143	$ 163,598